Note 12 - Interests in Associates, Joint Ventures, and Other Entities (Details Textual) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended			24 Months Ended
	Apr. 21, 2022 USD ($)	Jan. 31, 2021 USD ($) shares	Jun. 30, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Statement Line Items [Line Items]
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity				$ 1,500	$ 116,561	$ 24,000
Issued capital				18	24
Total depreciation and amortisation expense				13,939	19,600	20,234
Current assets or disposal groups classified as held for sale				$ 86,100	$ 288,379
nHorizon [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate				29.09%
Investments in associates, unrecognized share of accumulated losses				$ 100
Weighted average cost of capital, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				0.128	0.111
OPay Digital Services Limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate			13.10%	6.44%
Shares in associate sold, value					$ 50,000
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity					29,600
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates					44,400
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					(200)
Net carrying amount of investment in associate					(4,000)
Shares in associate purchased, value							$ 6,500
OPay Digital Services Limited [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Issued capital				$ 25,500	25,100
OPay Digital Services Limited [member] | Preference shares [member]
Statement Line Items [Line Items]
Issued capital				$ 60,600	$ 59,500
OPay Digital Services Limited [member] | Weighted average cost of capital, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				0.189	0.168
OPay Digital Services Limited [member] | Discount rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				0.10	0.10
OPay Digital Services Limited [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, assets				0.40
Nanobank [member]
Statement Line Items [Line Items]
Total depreciation and amortisation expense					$ 20,200	$ 6,200
Nanobank [member] | Disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Current assets or disposal groups classified as held for sale					120,300
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation					115,500
Disposal group held for sale, consideration to be received					$ 127,100
Disposal group held for sale, consideration to be received, number of quarterly installments					8
Disposal group held for sale, consideration to be received, term (Year)					2 years
Disposal group held for sale, discount rate					5.00%
Star X [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate	19.35%			19.35%
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, associates equity					$ 28,500
Disposal group held for sale, consideration to be received	$ 83,500
Investments in associates					83,500
Star X [member] | Preference shares [member]
Statement Line Items [Line Items]
Investments in associates					83,500
AB Fjord Bank [member]
Statement Line Items [Line Items]
Shares in associate purchased (in shares) | shares		3,252,300
Investments in associates accounted for using equity method		$ 900			$ 900
Investments in associates accounted for using equity method, ownership percentage		9.90%			6.09%
AB Fjord Bank [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Investments in associates				$ 900	$ 900